S-K 1602, SPAC Registered Offerings	Jun. 11, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price described herein, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to pay our taxes (“taxes payable”) and amounts withdrawn to fund our working capital requirements (including to repay our working capital loans), subject to an annual limit of not more than 7% of the aggregate amount of interest accrued on the trust account (“permitted withdrawals”), and in no event, shall such withdrawals be made from the principal amount of the trust account), divided by the number of then outstanding Class A ordinary shares that were sold as part of the units in this offering. We will have 24 months from the closing of this offering to consummate an initial business combination or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering to consummate an initial business combination or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our strategy is to:

•        leverage the strategic and transaction experience of our management team and Senior Advisors to bring advice and attention to potential business combination targets;

•        deliver creative approaches to transaction sourcing through our KingsRock network of 150+ global members, including employees and Senior Advisors; and

•        utilize an understanding of global financial markets and events, financing, and overall corporate strategy options.

Our selection process will leverage our management team’s, KingsRock’s and its Senior Advisors’ network of industry, private equity sponsor, credit fund sponsor and lending community relationships as well as relationships with management teams of public and private companies, investment bankers, restructuring advisors, attorneys and accountants, which we believe should provide us with a number of business combination opportunities. We intend to deploy a proactive sourcing strategy and to focus on companies where we believe the combination of our operating experience, relationships, capital and capital markets expertise can be catalysts to transform a target company and can help accelerate the target’s growth and performance. Upon completion of this offering, members of our management team, KingsRock and its Senior Advisors will communicate with their network of relationships to articulate our initial business combination criteria, including the parameters of our search for a target business, and will begin the disciplined process of pursuing and reviewing promising leads.

Our management team and KingsRock and its Strategic Partners and Senior Advisors have experience in:

•        sourcing, structuring, acquiring and selling businesses;

•        fostering relationships with sellers, capital providers and target management teams;

•        negotiating transactions favorable to investors;

•        executing transactions in multiple geographies and under varying economic and financial market conditions; and

•        accessing the capital markets, including financing businesses and helping companies transition to public ownership.

Competitive Strengths

The sourcing, valuation, diligence and execution capabilities of our management team, KingsRock (which we intend to use for these purposes) and its Strategic Partners and Senior Advisors will provide us with a significant pipeline of opportunities from which to evaluate and select a business that will benefit from our expertise. We may also have the benefit of using KingsRock, or another affiliate of our sponsor, as a financial advisor on our business combinations and other transactions. Our competitive strengths include the following:

•        Proprietary Sourcing Channels and Leading Industry Relationships.    We believe the capabilities and connections associated with our management team, in combination with those of KingsRock and its Strategic Partners and more than 125 Senior Advisors, will provide us with a differentiated pipeline of acquisition opportunities. We expect these sourcing capabilities will be further bolstered by our management team’s, KingsRock’s and its Strategic Partners’ and Senior Advisors’ reputation and deep industry relationships.

•        Deep Experience of Senior Advisors.    We believe that our ability to leverage the experience of KingsRock’s Strategic Partners and Senior Advisors will provide us a distinct advantage in being able to source, evaluate and consummate an attractive transaction.

•        Origination and Investing Experience.    We believe that our management’s track record of identifying and sourcing transactions positions us well to appropriately evaluate potential business combinations and select one that will be well received by the public markets.

•        Execution and Structuring Capability.    Our management team and sponsor believe that the combined expertise and reputation of each of our management team and KingsRock and its Strategic Partners and Senior Advisors will allow us to source and complete transactions possessing structural attributes that create an attractive investment thesis. These types of transactions are typically complex and require creativity, industry knowledge and expertise, rigorous due diligence, and extensive negotiations and documentation. We believe that by focusing our investment activities on these types of transactions, we are able to generate investment opportunities that have attractive risk/reward profiles based on their valuations and structural characteristics.

Investment Criteria

We have developed the following high-level, non-exclusive investment criteria that we will use to screen for and evaluate target businesses. We will seek to acquire a business that:

•        Has a Committed and Capable Management Team.    We will seek to acquire a business with a professional management team whose interests are aligned with those of our investors and complement the expertise of our management team. Where necessary, we may also look to complement and enhance the capabilities of the target business’ management team by recruiting additional talent through our network of contacts.

•        Is Sourced Through our Proprietary Channels.    We do not expect to participate in broadly marketed processes but rather aim to leverage our extensive network to source our business combination.

•        Can Leverage Our SPAC Network & Strategy.    We will seek to acquire businesses that can utilize KingsRock’s global network and are ready to become a public entity.

•        May Provide Attractive Returns.    We will seek to acquire a business that will potentially offer an attractive risk-adjusted return for our investors.

•        Has Robust Financials.    We will seek to source high growth, profitable businesses with low financial leverage to minimize capital risk for all stakeholders.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as on other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from our initial public offering and the sale of the private placement units must be deposited in a trust account. Of the $206,000,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $236,600,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,500,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $5,100,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Additionally, when we determine to hold the funds in the trust account as cash or in demand deposit accounts at a bank, the amount of interest we may receive would likely be less. Except with respect to interest earned on the funds held in the trust account that may be released to us as taxes payable and permitted withdrawals, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest to occur of (i) the completion of our initial business combination (including the release of funds to pay any amounts due to any public shareholders who properly exercise their redemption rights in connection therewith), (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity or (iii) the redemption of our public shares if we are unable to complete our business combination within the completion window, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, subject to applicable law. Based on current interest rates and the taxes we currently expect to be applicable to us, we expect that the interest earned on the trust account will be sufficient to pay our taxes.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our business combination. If our initial business combination is paid for using equity or debt, or not all of the funds released from the trust account are used for payment of the consideration in connection with our business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other businesses or assets or for working capital. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 206,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, if we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, if we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our management team is responsible for the management of our affairs. As described above and below, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity, including KingsRock, of which Messrs. Wohlin and Jaffe are managing partners, and Messrs. Ottensoser and von Girsewald is a Managing Director, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. In light of the significant financial investments made and/or investments of time for which they are being compensated with founder shares by each of these individuals, which will be rendered worthless if we do not consummate an initial business combination, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination as the economic incentives for these individuals to complete our initial business combination align with those of our public shareholders.

KingsRock and its Strategic Partners and Senior Advisors and their personnel, if any, may have a duty to offer acquisition opportunities to clients or other parties. To the fullest extent permitted by law, such persons will have no duty to offer acquisition opportunities to the company unless presented to them solely in their capacity as a director of the company and after they have satisfied any contractual and fiduciary obligations to other parties.

As a result, such persons may compete with us for acquisition opportunities in the same industries and sectors as we may target for our initial business combination. Consequently, we may be precluded from procuring such opportunities. In addition, investment ideas may be suitable both for us and for either KingsRock or one of its Strategic Partners or Senior Advisors or any of their clients, and will be directed initially to such persons rather than to us.

KingsRock will not be directing and managing our activities, as that will be the responsibility of our board of directors and officers. In addition, our sponsor, officers, directors, KingsRock and its Strategic Partners and Senior Advisors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers, directors, KingsRock and its Strategic Partners and Senior Advisors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. KingsRock and its Strategic Partners and Senior Advisors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. As a result, KingsRock and its Strategic Partners and Senior Advisors may pursue business combinations for blank check companies that it has sponsored in any order, which could result in its more recent blank check companies completing business combinations prior to its blank check companies that were launched earlier. There are no contractual obligations governing the allocation of opportunities among the various blank check companies. Any determination as to which blank check company will pursue a particular acquisition target will be made based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings and the relevant experience of the directors, officers, KingsRock and its Strategic Partners and Senior Advisors involved with a particular blank check company.

In light of the significant financial investments made and/or investments of time for which they are being compensated with founder shares by each of these individuals, which will be rendered worthless if we do not consummate an initial business combination, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination as the economic incentives for these individuals to complete our initial business combination align with those of our public shareholders.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors, Director Nominees and Executive Officers” for a description of our management’s other affiliations,

•        Our sponsor, officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement units (and any securities underlying the private placement units) held by them if we fail to consummate our initial business combination within the completion window. However, if our sponsor or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of: (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions. With certain limited exceptions, the private placement warrants and the ordinary shares underlying such warrants, will not be transferable, assignable or salable by our sponsor until 30 days after the completion of our initial business combination. Since our sponsor, officers and directors will directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.00326 per share) and the $3,500,000 purchase price for the private placement units (or $10.00 per unit), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private placement warrants contained in the private placement units.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We will reimburse an affiliate of the managers of our sponsor, which is also one of our promoters, KingsRock, for office space, utilities and secretarial and administrative support made available to us, in an amount up to $30,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

•        Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates (which includes KingsRock Viking Acquisition II, LLC and KingsRock Advisors, LLC, which are also promoters of us), of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. In addition, we have agreed, pursuant to the administrative services and indemnification agreement with an affiliate of the managers of our sponsor, KingsRock, relating to the services described above, that we will indemnify it from any claims arising out of or relating to this offering or the company’s operations or conduct of the company’s business (including our initial business combination) or any claim against it alleging any expressed or implied management or endorsement by it of any of the company’s activities or any express or implied association between it and the company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in our trust account. If we agree to pay our sponsor or a member of our management team any such fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, and in negotiating or accepting the terms of the transaction, as any such fee may not be paid unless we consummate such business combination. See “Risk Factors — We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, which may include acting as financial advisor in connection with an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination.”

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Håkan Wohlin	KingsRock Advisors, LLC	Financial	Founder, Managing Partner
	Viking Acquisition Corp. I	SPAC	Chief Executive Officer and Director
Louis Jaffe	KingsRock Advisors, LLC	Financial	Co-Founder, Managing Partner
	Viking Acquisition Corp. I	SPAC	Chairman
Gil Ottensoser	KingsRock Advisors, LLC	Financial	Managing Director
	Viking Acquisition Corp. I	SPAC	Chief Financial Officer and Director
Philipp von Girsewald	KingsRock Advisors, LLC niiio finance group AG	Financial Financial	Managing Director Supervisory Board Member
	Viking Acquisition Corp. I	SPAC	Chief Strategy Officer
Dr. Josef Ackermann	KingsRock Advisors, LLC	Financial	Chairman of Advisory Board, Senior Advisor
	Viking Acquisition Corp. I	SPAC	Director
Yassine Bouhara	KingsRock Advisors, LLC	Financial	Senior Advisor
	Tell Limited	Financial	Group Chairman
	Viking Acquisition Corp. I	SPAC	Director
Fred Brettschneider	KingsRock Advisors, LLC	Financial	Senior Advisor
	SEDA Experts, LLC	Consulting	Senior Advisor
	Viking Acquisition Corp. I	SPAC	Director
Seth Waugh	Arax Investment Partners	Financial	Vice Chairman
	Franklin Resources, Inc.	Financial	Director
	Yext	Technology	Director
	Rafferty Holdings, LLC	Financial	Chairman
	Viking Acquisition Corp. I	SPAC	Director

Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Sourcing of Potential Business Combination Targets”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us.

In light of the significant financial investments made and/or investments of time for which they are being compensated with founder shares by each of these individuals, which will be rendered worthless if we do not consummate an initial business combination, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination as the economic incentives for these individuals to complete our initial business combination align with those of our public shareholders.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.

We are not prohibited from pursuing an initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with KingsRock or one of its Strategic Partners or Senior Advisors, our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business that is affiliated with KingsRock or one of its Strategic Partners or Senior Advisors, our sponsor, officers or directors, we, or a committee of independent and disinterested directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

In addition, our sponsor or any of its affiliates, or any of their respective clients, may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote any founder shares, private placement shares and any public shares held by them in favor of our initial business combination, and our officers and directors have also agreed to vote public shares purchased by them (if any) during or after this offering in favor of our initial business combination.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]	Prior to our initial business combination, only holders of our Class B ordinary shares will have the right to vote on the appointment and removal of directors. Holders of our Class A ordinary shares will not be entitled to vote on the appointment or removal of directors during such time. These provisions of our amended and restated memorandum and articles of association may only be amended by a special resolution passed by a majority of at least 90% (or, where such amendment is proposed in respect of the consummation of our initial business combination, two-thirds) of our ordinary shares voting at the applicable general meeting. With respect to any other matter submitted to a vote of our shareholders, including any vote in connection with our initial business combination, except as required by applicable law or stock exchange rule, holders of our Class A ordinary shares and holders of our Class B ordinary shares will vote together as a single class, with each share entitling the holder to one vote. In addition, to continue the company in a jurisdiction outside of the Cayman Islands, including the adoption of the organizational documents for such jurisdiction, our board of directors will be able to approve such continuation and organizational documents without the vote of any holders of our Class A ordinary shares and Class B ordinary shares. Collectively, the sponsor’s 7,666,667 Class B ordinary shares and 350,000 Class A ordinary shares underlying its private placement units will represent 25.7% of all ordinary shares outstanding, assuming that the underwriters’ over-allotment option is not exercised and assuming forfeiture of 1,000,000 Class B ordinary shares. See “Summary — Sponsor Information” for further discussion on our sponsor’s and our affiliates’ securities and compensation on page 13; “Summary — The Offering — Transfer restrictions on founder shares” on page 26, “Summary — The Offering — Founder shares conversion and anti-dilution rights” on page 27, “Summary — The Offering — Appointment of directors; voting rights” on page 24, “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline” on page 91, and “— General Risk Factors — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination, or earlier at the option of the holder, as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks.” on page 101 and “Dilution” on page 112.

As more fully discussed in “Summary — The Offering — Conflicts of Interest” on page 42 and “Management — Conflicts of Interest” on page 169, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, the founder shares and private placement units and their constituent securities may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Upon consummation of this offering or thereafter, we will repay up to $100,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, we will reimburse an affiliate of the managers of our sponsor, which is also one of our promoters, KingsRock Advisors, LLC, in an amount up to $30,000 per month for office space, utilities and secretarial and administrative support made available to us, as described elsewhere in this prospectus. In the event that following this offering we obtain working capital

Currently, there is no public market for our units, Class A ordinary shares or warrants. We intend to apply to list our units on the New York Stock Exchange, or NYSE, under the symbol “VII U” on or promptly after the date of this prospectus. We cannot guarantee that our securities will be approved for listing on NYSE. We expect that the Class A ordinary shares and warrants comprising the units will begin separate trading on the 52nd day following the date of this prospectus (or, if such date is not a business day, the following business day) unless Cohen informs us of its decision to allow earlier separate trading, subject to certain conditions. Once the securities comprising the units begin separate trading, we expect that the Class A ordinary shares and warrants will be listed on NYSE under the symbols “VII” and “VII WS,” respectively.

We are an “emerging growth company” and a “smaller reporting company” under applicable federal securities laws and will be subject to reduced public company reporting requirements.

Investing in our securities involves a high degree of risk. See the section of this prospectus “Risk Factors” beginning on page 52.

Investors will not be entitled to protections normally afforded to investors in Rule 419 blank check offerings.

No offer or invitation, whether directly or indirectly, is being or may be made to the public in the Cayman Islands to subscribe for any of our securities.

	Per Unit	Total
Price to the Public	$10.00	$200,000,000
Underwriting discounts and commissions(1)	$0.625	$12,500,000
Proceeds, before expenses, to us	$9.375	$187,500,000

____________

(1)      Includes $0.225 per unit, or $4,500,000 in the aggregate (excluding any units sold pursuant to the underwriter’s option to purchase additional units, or $5,100,000 in the aggregate if the underwriter’s option to purchase additional units is exercised in full), payable to the underwriter upon the closing of this offering. The underwriter has committed to using $2,500,000 of such funds to purchase from us 250,000 private placement units (or $3,100,000 to purchase 310,000 private placement units if the over-allotment option is exercised in full) at $10.00 per unit. Also includes $0.40 per unit, or up to $8,000,000 in the aggregate (or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to the underwriter in this offering based on the percentage of funds remaining in the trust account after redemptions of public shares, for deferred underwriting discounts and commissions to be placed in a trust account located in the United States and released to the underwriter only upon the completion of an initial business combination. The table does not include certain other fees and expenses payable (or securities issuable) to the underwriter in connection with this offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

See the section of this prospectus entitled “Underwriting” on page 215 for a description of compensation and other items of value payable to the underwriters.

Of the proceeds we receive from this offering and the sale of the private placement units described in this prospectus, $200.0 million, or $230.0 million if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” on page 112 for more information.

As of May 29, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.09	$6.53	$3.47	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84

Assuming No Exercise of Over-Allotment Option
$7.08	$6.52	$3.48	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84

Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Additionally, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. As a result, there may be actual or potential material conflicts of interest between our sponsor, officers and directors and their affiliates as a group (including KingsRock’s Strategic Partners and Senior Advisors) on one hand, and purchasers in this offering on the other. See the sections titled “Summary — The Offering — Conflicts of Interest” on page 42, “Proposed Business — Sourcing of Potential Business Combination Targets” on page 141 and “Management — Conflicts of Interest” on page 169 for more information.

The underwriters are offering the units for sale on a firm commitment basis. The underwriters expect to deliver the units to the purchasers on or about            , 2026.

___________________________

Book-Running Manager

Cohen & Company Capital Markets

Prospectus dated            , 2026.

•        “directors” are to our directors (including our director nominees named in this prospectus);

In evaluating a prospective target business, we expect to conduct a thorough due diligence review that will encompass, among other things, meetings with incumbent management and employees, document reviews, inspection of facilities, as well as a review of financial and other information that will be made available to us. We will also utilize our transactional, financial, managerial and investment experience.

Our sponsor and its principals may from time to time become aware of potential business opportunities, one or more of which we may desire to pursue, for a business combination. We have not selected any business combination target and we have not, nor has anyone on our behalf, initiated any substantive discussions, directly or indirectly, with any business combination target.

In light of the significant financial investments made and/or investments of time for which they are being compensated with founder shares by each of these individuals, which will be rendered worthless if we do not consummate an initial business combination, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination as the economic incentives for these individuals to complete our initial business combination align with those of our public shareholders.

Because there are numerous special purpose acquisition companies seeking to enter into an initial business combination with available targets, the competition for available targets with attractive fundamentals or business models may increase, which could cause target companies to demand improved financial terms. Attractive deals could also become scarcer for other reasons, such as economic or industry sector downturns (including a negative public perception of mergers involving SPACs), geopolitical tensions, or increases in the cost of additional capital needed to close business combinations or operate targets post-business combination. Thus, our ability to identify and evaluate a target company may be impacted by significant competition among other special purpose acquisition companies in pursuing business combination transaction candidates and significant competition may impact the attractiveness of the acquisition terms that we will be able to negotiate.

On November 3, 2025, Viking Acquisition Corp. I (“Viking I”), a special purpose acquisition company supported by the same sponsor group and the same directors and officers that supports the Company, completed its initial public offering, in which it sold 23,000,000 units at a price of $10.00 per unit, generating gross proceeds of approximately $230,000,000. Each unit consists of one Class A ordinary share and one-third of one warrant. Each whole warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share upon consummation of a business combination.
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full), 7,666,667 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 600,000 private placement shares (or 660,000 Class A ordinary shares if the over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, we may need to issue additional securities as we intend to seek an initial business combination with a target company with an enterprise value greater than the net proceeds of the offering and the sale of private placement units and the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.09	7.10	6.53	6.54	5.64	5.64	4.02	4.02	0.17	0.17
Pro forms net tangible book value after this offering	7.08	7.09	6.52	6.53	5.63	5.63	4.01	4.01	0.16	0.16
Dilution to public shareholders	$2.92	$2.91	$3.48	$3.47	$4.37	$4.37	$5.99	$5.99	$9.84	$9.84
Percentage of dilution to public shareholders	29.20%	29.10%	34.80%	34.70%	43.70%	43.70%	59.90%	59.90%	98.40%	98.40%

Numerator:
Net tangible book deficit before this offering	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)	$(47,341)
Net proceeds from this offering and the sale of the private placement units(1)	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000	201,300,000	231,300,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	54,754	54,754	54,754	54,754	54,754	54,754	54,754	54,754	54,754	54,754
Less: Deferred underwriting discounts and commissions(2)	(8,000,000)	(9,200,000)	(6,000,000)	(6,900,000)	(4,000,000)	(4,600,000)	(2,000,000)	(2,300,000)	—	—
Less: Over-allotment liability	(157,800)	—	(157,800)	—	(157,800)	—	(157,800)	—	(157,800)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$193,149,613	$222,107,413	$145,149,613	$166,907,413	$97,149,613	$111,707,413	$49,149,613	$56,507,413	$1,149,613	$1,307,413

Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	600,000	660,000	600,000	660,000	600,000	660,000	600,000	660,000	600,000	660,000
Less: ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	27,266,667	31,326,667	22,266,667	25,576,667	17,266,667	19,826,667	12,266,667	14,076,667	7,266,667	8,326,667

(1)      Expenses applied against gross proceeds include offering expenses of approximately $200,000 (after giving effect to the reimbursement of the offering expenses by the underwriter and excluding deferred underwriting discounts and commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting discounts and commissions would be paid as follows: $0.225 per unit, or $4,500,000 in the aggregate (excluding any units sold pursuant to the underwriter’s option to purchase additional units, or $5,100,000 in the aggregate if the underwriter’s option to purchase additional units is exercised in full), payable to the underwriter for deferred underwriting discounts and commissions upon the closing of this offering. The underwriter has committed to using $2,500,000 of such funds to purchase from us 250,000 private placement units (or $3,100,000 to purchase 310,000 private placement units if the over-allotment option is exercised in full) at $10.00 per unit. The underwriter has also committed to reimburse up to $500,000 of offering expenses regardless of whether the underwriter’s over-allotment option is exercised in full. Also includes $0.40 per unit, or up to $8,000,000 in the aggregate (or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to the underwriter in this offering based on the percentage of funds remaining in the trust account after redemptions of public shares, for deferred underwriting discounts and commissions to be placed in a trust account located in the United States and released to the underwriter only upon the completion of an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of May 29, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.09	$6.53	$3.47	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84

Assuming No Exercise of Over-Allotment Option
$7.08	$6.52	$3.48	$5.63	$4.37	$4.01	$5.99	$0.16	$9.84